                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05
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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


       VAN KAMPEN EXCHANGE FUND

       PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                               NUMBER OF
       DESCRIPTION                                                                              SHARES             VALUE
       COMMON STOCKS    99.0%
       AEROSPACE & DEFENSE    0.7%
       Honeywell International, Inc.                                                            12,528          $        469,800
                                                                                                                ----------------

       ALUMINUM    0.6%
       Alcan, Inc. (Canada)                                                                     10,774                   341,859
       Novelis, Inc. (Canada)                                                                    2,154                    46,182
                                                                                                                ----------------
                                                                                                                         388,041
                                                                                                                ----------------

       AUTO PARTS & EQUIPMENT    0.2%
       Dana Corp.                                                                               13,677                   128,701
                                                                                                                ----------------

       COAL & CONSUMABLE FUELS    1.0%
       Massey Energy Corp.                                                                      12,831                   655,279
                                                                                                                ----------------

       COMPUTER HARDWARE    1.8%
       International Business Machines Corp.                                                    15,016                 1,204,583
                                                                                                                ----------------

       CONSTRUCTION & ENGINEERING    1.2%
       Fluor Corp.                                                                              12,831                   826,060
                                                                                                                ----------------

       DIVERSIFIED BANKS    1.4%
       HSBC Holdings PLC - ADR (United Kingdom)                                                 11,434                   928,784
                                                                                                                ----------------

       FOREST PRODUCTS    1.1%
       Louisiana-Pacific Corp.                                                                  25,970                   719,109
                                                                                                                ----------------

       HEALTH CARE DISTRIBUTORS    0.2%
       Cardinal Health, Inc.                                                                     1,867                   118,442
                                                                                                                ----------------

       HEALTH CARE EQUIPMENT    0.6%
       Baxter International, Inc.                                                               10,000                   398,700
                                                                                                                ----------------

       HEALTH CARE SERVICES    0.5%
       Medco Health Solutions, Inc. (a)                                                          6,075                   333,092
                                                                                                                ----------------

       HEALTH CARE SUPPLIES    0.1%
       Edwards Lifesciences Corp. (a)                                                            1,000                    44,410
                                                                                                                ----------------

       INDUSTRIAL GASES    7.4%
       Air Products & Chemicals, Inc.                                                           89,021                 4,908,618
                                                                                                                ----------------

       INDUSTRIAL MACHINERY    0.9%
       SPX Corp.                                                                                13,648                   627,126
                                                                                                                ----------------

       INTEGRATED OIL & GAS    16.3%
       Amerada Hess Corp.                                                                       21,200                 2,915,000
       BP PLC - ADR (United Kingdom)                                                            33,876                 2,400,115
       Exxon Mobil Corp.                                                                        86,639                 5,505,042
                                                                                                                ----------------
                                                                                                                      10,820,157
                                                                                                                ----------------

       MULTI-LINE INSURANCE    3.9%
       American International Group, Inc.                                                       41,688                 2,582,988
                                                                                                                ----------------

       OFFICE SERVICES & SUPPLIES    1.3%
       IKON Office Solutions, Inc.                                                              86,993                   868,190
                                                                                                                ----------------

       OIL & GAS DRILLING    0.3%
       Transocean, Inc. (Cayman Islands) (a)                                                     3,113                   190,858
                                                                                                                ----------------

       OIL & GAS EQUIPMENT & SERVICES    7.5%

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
       Baker Hughes, Inc.                                                                       25,634                 1,529,837
       Halliburton Co.                                                                          30,320                 2,077,526
       Schlumberger, Ltd. (Netherlands Antilles)                                                16,080                 1,356,830
                                                                                                                ----------------
                                                                                                                       4,964,193
                                                                                                                ----------------

       OIL & GAS EXPLORATION & PRODUCTION    4.6%
       Apache Corp.                                                                             26,346                 1,981,746
       Kerr-McGee Corp.                                                                         10,900                 1,058,499
                                                                                                                ----------------
                                                                                                                       3,040,245
                                                                                                                ----------------

       PACKAGED FOODS & MEATS    4.7%
       McCormick & Co., Inc.                                                                    96,518                 3,149,382
                                                                                                                ----------------

       PAPER PRODUCTS    1.9%
       Georgia-Pacific Corp.                                                                    37,376                 1,273,027
                                                                                                                ----------------

       PHARMACEUTICALS    25.3%
       Johnson & Johnson                                                                        78,636                 4,976,086
       Merck & Co., Inc.                                                                        50,376                 1,370,731
       Pfizer, Inc.                                                                            184,471                 4,606,241
       Schering-Plough Corp.                                                                   156,022                 3,284,263
       Wyeth                                                                                    56,000                 2,591,120
                                                                                                                ----------------
                                                                                                                      16,828,441
                                                                                                                ----------------

       REAL ESTATE INVESTMENT TRUSTS    1.4%
       Plum Creek Timber Co., Inc. - REIT                                                       25,602                   970,572
                                                                                                                ----------------

       RESTAURANTS    0.2%
       Luby's Cafeterias, Inc. (a)                                                              13,367                   174,573
                                                                                                                ----------------

       SEMICONDUCTORS    8.8%
       Intel Corp.                                                                             237,347                 5,850,604
                                                                                                                ----------------

       SPECIALTY CHEMICALS    5.1%
       International Flavors & Fragrances, Inc.                                                 49,712                 1,771,736
       Lubrizol Corp.                                                                           37,620                 1,630,075
                                                                                                                ----------------
                                                                                                                       3,401,811
                                                                                                                ----------------

       TOTAL LONG-TERM INVESTMENTS    99.0%
          (Cost $6,824,894)                                                                                           65,865,786

       REPURCHASE AGREEMENT    1.0%
       State Street Bank & Trust Co. ($682,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05,
       to be sold on 10/03/05 at $682,207)                                                                               682,000
                                                                                                                ----------------
          (Cost $682,000)

       TOTAL INVESTMENTS    100.0%
          (Cost $7,506,894)                                                                                           66,547,786

       LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                                     (29,131)
                                                                                                                ----------------

       NET ASSETS    100.0%                                                                                       $   66,518,655
                                                                                                                ================

       Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  - American Depositary Receipt
REIT - Real Estate Investment Trust



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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005